Matthews China Small Companies Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.4%

	Shares	Value

INFORMATION TECHNOLOGY: 25.5%
Semiconductors & Semiconductor Equipment: 16.2%
Alchip Technologies, Ltd.	584,000	$19,260,148

ACM Research, Inc. Class Ab	122,800	13,508,000

Pan Jit International, Inc.	3,414,000	10,799,184

Silergy Corp.	59,000	8,581,761

Flat Glass Group Co., Ltd. H Shares	1,492,000	6,981,521

Amazing Microelectronic Corp.	865,000	6,120,649

StarPower Semiconductor, Ltd. A Shares	88,192	5,519,686

		70,770,949

Software: 4.2%
Kingsoft Corp., Ltd.	2,373,000	9,447,815

Weimob, Inc.[b,c,d]	3,078,000	4,442,851

Longshine Technology Group Co., Ltd. A Shares	574,000	2,290,516

Kingdee International Software Group Co., Ltd.[b]	652,000	2,170,938

		18,352,120

IT Services: 2.1%
Chinasoft International, Ltd.	5,250,000	9,272,150

Communications Equipment: 1.7%
Accton Technology Corp.	801,000	7,549,077

Electronic Equipment, Instruments & Components: 1.3%
Kingboard Holdings, Ltd.	1,235,000	5,589,084

China High Precision Automation Group, Ltd.[b,e]	195,000	251

		5,589,335

Total Information Technology		111,533,631

INDUSTRIALS: 17.3%
Machinery: 6.7%
Airtac International Group	284,000	8,835,806

Estun Automation Co., Ltd. A Shares	1,596,000	5,396,916

Hefei Meiya Optoelectronic Technology, Inc. A Shares	669,072	3,935,177

Shenzhen Colibri Technologies Co., Ltd. A Shares	1,154,000	3,874,735

Leader Harmonious Drive Systems Co., Ltd. A Shares	177,283	3,689,689

Zhuzhou Huarui Precision Cutting Tools Co., Ltd. A Shares	159,803	3,533,538

		29,265,861

Transportation Infrastructure: 4.0%
Hainan Meilan International Airport Co., Ltd. H Shares[b]	2,286,000	9,584,056

Yuexiu Transport Infrastructure, Ltd.	12,216,000	8,128,673

		17,712,729

Electrical Equipment: 3.7%
Zhejiang HangKe Technology, Inc., Co. A Shares	553,446	7,028,021

Ginlong Technologies Co., Ltd. A Shares	137,537	5,101,103

Hongfa Technology Co., Ltd. A Shares	415,755	4,014,934

		16,144,058

	Shares	Value
Professional Services: 1.7%
China Building Material Test & Certification Group Co., Ltd. A Shares	2,533,913	$7,604,037

Marine: 1.2%
SITC International Holdings Co., Ltd.	1,455,500	5,179,231

Total Industrials		75,905,916

HEALTH CARE: 13.2%
Biotechnology: 6.4%
Shenzhen New Industries Biomedical Engineering Co., Ltd. A Shares	1,043,765	7,847,036

InnoCare Pharma, Ltd.[b,c,d]	2,534,000	6,786,788

Legend Biotech Corp. ADR[b]	116,800	5,905,408

Innovent Biologics, Inc.[b,c,d]	505,500	4,868,092

Burning Rock Biotech, Ltd. ADR[b]	134,500	2,404,860

		27,812,184

Life Sciences Tools & Services: 3.5%
Pharmaron Beijing Co., Ltd. H Shares[c,d]	385,200	9,189,304

Frontage Holdings Corp.[b,c,d]	9,516,000	6,162,537

		15,351,841

Health Care Equipment & Supplies: 1.2%
Peijia Medical, Ltd.[b,c,d]	1,487,000	3,886,820

Brighten Optix Corp.[e]	104,000	1,385,945

		5,272,765

Pharmaceuticals: 1.1%
Sihuan Pharmaceutical Holdings Group, Ltd.	22,264,000	4,733,814

Health Care Providers & Services: 0.7%
Dian Diagnostics Group Co., Ltd. A Shares	654,152	2,996,607

Health Care Technology: 0.3%
Medlive Technology Co., Ltd.[c,d]	303,000	1,465,442

Total Health Care		57,632,653

MATERIALS: 12.1%
Chemicals: 10.4%
Sinoma Science & Technology Co., Ltd. A Shares	3,170,700	17,257,372

Dongyue Group, Ltd.	3,384,000	8,346,758

Jiangsu Cnano Technology Co., Ltd. A Shares	264,009	6,077,574

China BlueChemical, Ltd. H Shares	14,482,000	5,285,982

China Risun Group, Ltd.[d]	6,115,000	3,821,360

Asia Cuanon Technology Shanghai Co., Ltd. A Shares	753,275	2,575,190

Shanghai Titan Scientific Co., Ltd. A Shares	52,742	1,910,102

		45,274,338

Construction Materials: 0.9%
Keshun Waterproof Technologies Co., Ltd. A Shares	1,629,180	3,856,078

Metals & Mining: 0.8%
MMG, Ltd.[b]	8,756,000	3,637,946

Total Materials		52,768,362

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Matthews China Small Companies Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

CONSUMER DISCRETIONARY: 11.2%
Specialty Retail: 5.0%
China Yongda Automobiles Services Holdings, Ltd.	9,651,000	$13,926,753

China Meidong Auto Holdings, Ltd.	1,546,000	7,778,939

		21,705,692

Diversified Consumer Services: 1.7%
China Yuhua Education Corp., Ltd.[c,d]	15,188,000	7,344,548

Textiles, Apparel & Luxury Goods: 1.4%
Xtep International Holdings, Ltd.	4,251,500	5,969,501

Hotels, Restaurants & Leisure: 1.2%
BTG Hotels Group Co., Ltd. A Shares[b]	1,192,500	4,012,078

Jiumaojiu International Holdings, Ltd.[c,d]	419,000	1,261,996

		5,274,074

Auto Components: 1.0%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	1,210,803	4,380,183

Household Durables: 0.8%
Q Technology Group Co., Ltd.[d]	2,620,000	3,761,587

Internet & Direct Marketing Retail: 0.1%
Maoyan Entertainment[b,c,d]	565,000	683,498

Automobiles: 0.0%
Niu Technologies ADR[b]	1,098	25,441

Total Consumer Discretionary		49,144,524

FINANCIALS: 7.9%
Capital Markets: 3.9%
Haitong International Securities Group, Ltd.	22,370,000	5,895,100

China Renaissance Holdings, Ltd.[c,d]	2,264,200	5,568,955

China Merchants Securities Co., Ltd. H Shares[c,d]	3,382,600	5,389,929

		16,853,984

Diversified Financial Services: 2.4%
Chailease Holding Co., Ltd.	1,181,250	10,373,854

Consumer Finance: 1.6%
360 DigiTech, Inc. ADR[b]	354,400	7,201,408

Total Financials		34,429,246

REAL ESTATE: 6.2%
Real Estate Management & Development: 6.2%
KWG Living Group Holdings, Ltd.[d]	15,037,000	11,106,710

KWG Group Holdings, Ltd.	8,451,500	8,242,872

Times China Holdings, Ltd.	9,180,000	7,632,412

Total Real Estate		26,981,994

CONSUMER STAPLES: 3.2%
Food Products: 3.2%
Yantai China Pet Foods Co., Ltd. A Shares	1,199,248	5,915,373

	Shares	Value

China Modern Dairy Holdings, Ltd.	25,345,000	$4,777,202

COFCO Joycome Foods, Ltd.[d]	10,649,000	3,351,372

Total Consumer Staples		14,043,947

UTILITIES: 2.1%
Gas Utilities: 2.1%
ENN Natural Gas Co., Ltd. A Shares	3,237,342	9,143,987

Total Utilities		9,143,987

COMMUNICATION SERVICES: 0.7%
Entertainment: 0.7%
XD, Inc.[b,d]	574,200	3,182,287

Total Communication Services		3,182,287

TOTAL COMMON EQUITIES		434,766,547

(Cost $431,745,272)

RIGHTS: 0.0%

INDUSTRIALS: 0.0%
Machinery: 0.0%
Airtac International Group, Rights, Expires 10/08/2021[b]	13,191	70,452

Total Industrials		70,452

TOTAL RIGHTS		70,452

(Cost $0)

TOTAL INVESTMENTS: 99.4%		434,836,999
(Cost $431,745,272)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		2,664,531

NET ASSETS: 100.0%		$437,501,530

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $57,050,760, which is 13.04% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,386,196 and 0.32% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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